Annual Total Returns - Fidelity High Dividend ETF [BarChart] - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity High Dividend ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Fidelity High Dividend ETF
Bar Chart Table:
Annual Return 2017	13.81%
Annual Return 2018	(0.93%)
Annual Return 2019	23.77%